Credit Facility	12 Months Ended
Apr. 27, 2019
Credit Facility
2.	Credit Facility
On August 3, 2015, the Company and certain of its subsidiaries entered into a credit agreement (as amended, the Credit Agreement) with Bank of America, N.A., as administrative agent, collateral agent and swing line lender, and the other lenders from time to time party thereto, under which the lenders committed to provide a five-year asset-backed revolving credit facility in an aggregate committed principal amount of up to $700,000 (Revolving Credit Facility). On September 30, 2016, the Company amended the Credit Agreement to provide for a new “first-in, last-out” revolving credit facility (the FILO Credit Facility and, together with the Revolving Credit Facility, the Credit Facility) in an aggregate principal amount of up to $50,000. The Company generally must draw down the FILO Credit Facility before making any borrowings under the Revolving Credit Facility. On July 13, 2018, the Company entered into a second amendment to the Credit Agreement which, among other things, extended the maturity date of the $750,000 Credit Facility to July 13, 2023 and reduced the interest rate margins applicable to the loans thereunder (Second Amendment). On June 6, 2019, the Company entered into an amendment to the Credit Agreement which amended the first sentence of Section 7.04 (Fundamental Change) of the Credit Agreement by deleting the words “(or agree to do any of the foregoing)”, which deletion permitted the Company to enter into the Merger Agreement (together with the Second Amendment, the Amended Credit Facility).
Proceeds from the Amended Credit Facility are primarily used for general corporate purposes, including seasonal working capital needs. The Amended Credit Facility is secured by substantially all of the inventory, accounts receivable and related assets of the Company and certain of its subsidiaries (collectively, the Loan Parties), but excluding the equity interests in the Company and its subsidiaries, intellectual property, equipment and certain other property. Borrowings under the Amended Credit Facility are limited to a specified percentage of eligible collateral. The Company has the option to request an increase in commitments under the Amended Credit Facility of up to $250,000, subject to certain restrictions.

The Amended Credit Facility allows the Company to declare and pay up to $70,000 in dividends annually to its stockholders without compliance with any availability or ratio-based limitations.
Interest under the Revolving Credit Facility accrues, at the election of the Company, at a LIBOR or alternate base rate, plus, in each case, an applicable interest rate margin between LIBOR plus 1.750% per annum and LIBOR plus 1.250% per annum or between the alternate base rate plus 0.750% per annum and the alternate base rate plus 0.250% per annum based upon the average daily availability under the Revolving Credit Facility for the immediately preceding fiscal quarter. Interest under the FILO Credit Facility accrues, at the election of the Company, at a LIBOR or alternate base rate, plus, in each case, an applicable interest rate margin, which is also determined by reference to the level of excess availability under the Revolving Credit Facility. Loans under the FILO Credit Facility bear interest at 1.000% per annum more than loans under the Revolving Credit Facility.
The Credit Agreement contains customary negative covenants, which limit the Company’s ability to incur additional indebtedness, create liens, make investments, make restricted payments or specified payments and merge or acquire assets, among other things. In addition, if excess availability under the Amended Credit Facility were to fall below certain specified levels, certain additional covenants (including fixed charge coverage ratio requirements) would be triggered, and the lenders would assume dominion and control over the Loan Parties’ cash.
The Credit Agreement contains customary events of default, including payment defaults, material breaches of representations and warranties, covenant defaults, default on other material indebtedness, customary ERISA events of default, bankruptcy and insolvency, material judgments, invalidity of liens on collateral, change of control or cessation of business. The Credit Agreement also contains customary affirmative covenants and representations and warranties.
The Company wrote off $275 of deferred financing fees related to the Credit Facility during the first quarter of fiscal 2019 and the remaining unamortized deferred financing fees of $3,780 were deferred and are being amortized over the five-year term of the Amended Credit Facility. The Company also incurred $4,425 of fees to secure the Amended Credit Facility, which are being amortized over the five-year term accordingly.
The Company had $203,800 of outstanding debt under the Amended Credit Facility as of April 27, 2019 and $158,700 of outstanding debt under the Credit Facility as of April 28, 2018. The Company had $31,663 of outstanding letters of credit under the Amended Credit Facility as of April 27, 2019 and $34,213 of outstanding letters of credit under the Credit Facility as of April 28, 2018.
The following table presents selected information related to the Company’s credit facilities:

	Fiscal 2019	Fiscal 2018	Fiscal 2017
Credit facility at period end	$203,800	158,700	64,900
Average balance outstanding during the period	$215,630	141,478	96,297
Maximum borrowings outstanding during the period	$335,825	287,933	285,278
Weighted average interest rate during the period (a)	5.29%	5.55%	5.77%
Interest rate at end of period	4.17%	3.92%	3.73%

(a)	Includes commitment fees.
Fees expensed with respect to the unused portion of the credit facilities were $1,896, $2,235 and $2,235 during fiscal 2019, fiscal 2018 and fiscal 2017, respectively.
The Company has no agreements to maintain compensating balances.